Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		1 Months Ended
	Jul. 01, 2015	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 2,554,987	$ 2,548,447	$ 2,440,431
The Trust Group
Business Acquisition [Line Items]
Cash and cash equivalents		$ 4,209
Accounts receivable, net		10,564
Other current assets		917
Goodwill		98,930
Property and equipment, net		1,556
Current liabilities		(11,091)
Deferred income taxes		(22,548)
Total acquisition price		160,374
The Trust Group | Customer relationships
Business Acquisition [Line Items]
Intangible Assets		$ 52,292
Weighted-average useful life of intangible assets acquired		13 years
The Trust Group | Purchased technology
Business Acquisition [Line Items]
Intangible Assets		$ 23,362
Weighted-average useful life of intangible assets acquired		2 years
The Trust Group | Trademarks and brand names
Business Acquisition [Line Items]
Intangible Assets		$ 2,183
Weighted-average useful life of intangible assets acquired		2 years
Abacus
Business Acquisition [Line Items]
Cash and cash equivalents	$ 65,641
Accounts receivable, net	49,099
Other current assets	12,522
Goodwill	292,267
Property and equipment, net	6,402
Other assets	66,423
Current liabilities	(123,307)
Noncurrent liabilities	(44,245)
Noncurrent deferred income taxes	(78,054)
Total assets (liabilities), net	710,248
Fair value of Sabre Corporation's previously held equity investment	(202,000)
Total acquisition price	508,368
Abacus | Customer relationships
Business Acquisition [Line Items]
Intangible Assets	$ 319,000
Weighted-average useful life of intangible assets acquired	20 years
Abacus | Reacquired rights
Business Acquisition [Line Items]
Intangible Assets	$ 113,500
Weighted-average useful life of intangible assets acquired	7 years
Abacus | Purchased technology
Business Acquisition [Line Items]
Intangible Assets	$ 14,000
Weighted-average useful life of intangible assets acquired	3 years
Abacus | Supplier agreements
Business Acquisition [Line Items]
Intangible Assets	$ 13,000
Weighted-average useful life of intangible assets acquired	7 years
Abacus | Trademarks and brand names
Business Acquisition [Line Items]
Intangible Assets	$ 4,000
Weighted-average useful life of intangible assets acquired	2 years
SAPPL | Abacus
Business Acquisition [Line Items]
Fair value of Sabre Corporation's previously held equity investment	$ (200,000)
National Marketing Companies | Abacus
Business Acquisition [Line Items]
Fair value of Sabre Corporation's previously held equity investment	$ (1,880)